Capital and funding - Summary of Analysis of Bonds and Other Loans (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 28,648	€ 26,692
Borrowings, fair value adjustment	(373)	(378)
Unilever PLC
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,883	2,116
Unilever PLC | GBP | 1.375% Notes 2024 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 0	288
Unilever PLC | GBP | 1.875% Notes 2029 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.875%
Borrowings	€ 300	286
Unilever PLC | GBP | 1.500% Notes 2026 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings	€ 602	575
Unilever PLC | GBP | 2.125% Notes 2028 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings	€ 334	320
Unilever PLC | EUR | 1.500% Notes 2039 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings	€ 647	647
Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 26,765	24,576
The Netherlands | Other group companies | EUR | 1.625% Notes 2033 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.625%
Borrowings	€ 795	794
The Netherlands | Other group companies | EUR | 1.375% Notes 2029 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 747	746
The Netherlands | Other group companies | EUR | 1.125% Bonds 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%
Borrowings	€ 699	698
The Netherlands | Other group companies | EUR | 1.125% Bonds 2028 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%
Borrowings	€ 698	697
The Netherlands | Other group companies | EUR | 0.875% Notes 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.875%
Borrowings	€ 650	649
The Netherlands | Other group companies | EUR | 0.500% Bonds 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%
Borrowings	€ 650	649
The Netherlands | Other group companies | EUR | 1.375% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 646	645
The Netherlands | Other group companies | EUR | 1.000% Notes 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%
Borrowings	€ 599	599
The Netherlands | Other group companies | EUR | 0.500% Notes 2024 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%
Borrowings	€ 0	500
The Netherlands | Other group companies | EUR | 1.250% Notes 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.25%
Borrowings	€ 1,000	1,000
The Netherlands | Other group companies | EUR | 1.750% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 997	996
The Netherlands | Other group companies | EUR | 1.250% Notes 2031 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.25%
Borrowings	€ 588	576
The Netherlands | Other group companies | EUR | 2.250% Notes 2034 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.25%
Borrowings	€ 793	786
The Netherlands | Other group companies | EUR | 0.750% Notes 2026 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%
Borrowings	€ 489	475
The Netherlands | Other group companies | EUR | 1.750% Notes 2028 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 646	645
The Netherlands | Other group companies | EUR | 3.250% Notes 2031 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 495	495
The Netherlands | Other group companies | EUR | 3.500% Notes 2035 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 496	496
The Netherlands | Other group companies | EUR | 3.250% Notes 2032 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 598	0
The Netherlands | Other group companies | EUR | 3.500% Notes 2037 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 597	0
The Netherlands | Other group companies | EUR | 3.250% Notes 2032 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 100	0
United States | Other group companies | EUR | 3.300% Notes 2029 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.30%
Borrowings	€ 549	549
United States | Other group companies | EUR | 3.400% Notes 2033 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.40%
Borrowings	€ 694	694
United States | Other group companies | USD | 1.375% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 391	368
United States | Other group companies | USD | 5.900% Bonds 2032 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.90%
Borrowings	€ 955	897
United States | Other group companies | USD | 2.900% Notes 2027 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.90%
Borrowings	€ 956	897
United States | Other group companies | USD | 3.500% Notes 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 764	716
United States | Other group companies | USD | 2.000% Notes 2026 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.00%
Borrowings	€ 671	629
United States | Other group companies | USD | 3.250% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 0	452
United States | Other group companies | USD | 3.100% Notes 2025 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.10%
Borrowings	€ 480	450
United States | Other group companies | USD | 2.600% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.60%
Borrowings	€ 0	451
United States | Other group companies | USD | 3.500% Bonds 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 478	449
United States | Other group companies | USD | 3.375% Notes 2025 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.375%
Borrowings	€ 336	315
United States | Other group companies | USD | 7.250% Bonds 2026 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.25%
Borrowings	€ 285	267
United States | Other group companies | USD | 6.625% Bonds 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.625%
Borrowings	€ 231	214
United States | Other group companies | USD | 5.600% Bonds 2097 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.60%
Borrowings	€ 88	83
United States | Other group companies | USD | 2.125% Notes 2029 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings	€ 812	762
United States | Other group companies | USD | 2.600% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.60%
Borrowings	€ 0	453
United States | Other group companies | USD | 0.626% Notes 2024 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.626%
Borrowings	€ 0	452
United States | Other group companies | USD | 2.625% Notes 2051 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.625%
Borrowings	€ 613	576
United States | Other group companies | USD | 1.750% Notes 2031 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 670	640
United States | Other group companies | USD | 4.875% Notes 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.875%
Borrowings	€ 670	630
United States | Other group companies | USD | 5.000% Notes 2033 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%
Borrowings	€ 760	714
United States | Other group companies | USD | 4.750% Notes 2031 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.75%
Borrowings	€ 163	0
United States | Other group companies | USD | 4.625% Bonds 2034 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.625%
Borrowings	€ 949	0
United States | Other group companies | USD | 4.250% Bonds 2027 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.25%
Borrowings	€ 718	0
United States | Other group companies | USD | Commercial Paper (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,158	1,465
Switzerland | Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	89	6
Others | Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2	€ 1